N-4	Nov. 06, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Nov. 06, 2023
Amendment Flag	false
Item 10. Benefits Available (N-4) [Text Block]
The Allocation by Investment Category section of the ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY INCOME RIDER is amended to include the following new Investment Options (Minimum and Maximum Allocation percentages have not changed):

Category 1
Minimum Allocation: 10%
Maximum Allocation: 100%

No additions to this Category.

Category 2
Minimum Allocation: 0%
Maximum Allocation: 90%

American Century Investments® VP Balanced Fund	Janus Henderson VIT Balanced Portfolio

Category 3
Minimum Allocation: 0%
Maximum Allocation: 40%

BlackRock Advantage SMID Cap V.I. Fund	MFS® VIT Total Return Series
Goldman Sachs VIT Mid Cap Value Fund	MFS® VIT II Core Equity Portfolio
Invesco® V.I. Main Street Mid Cap Fund®	MFS® VIT II International Growth Portfolio
Janus Henderson VIT Enterprise Portfolio	MFS® VIT II International Intrinsic Value Portfolio
Janus Henderson VIT Forty Portfolio	MFS® VIT II Massachusetts Investors Growth Stock Portfolio
MFS® VIT Growth Series	T. Rowe Price® Mid-Cap Growth Portfolio

Category 4
No Allocation Permitted if SecurePay Income is Selected

American Century Investments® VP Disciplined Core Value Fund	MFS® VIT Mid Cap Growth Series
American Century Investments® VP International Fund	MFS® VIT New Discovery Series
American Century Investments® VP Ultra Fund	MFS® VIT II Research International Portfolio
Janus Henderson VIT Overseas Portfolio	MFS® VIT III Blended Research Small Cap Equity Portfolio
Janus Henderson VIT Global Technology and Innovation Portfolio	MFS® VIT III Global Real Estate Portfolio
MFS® VIT III Mid Cap Value Portfolio

Item 17. Portfolio Companies (N-4) [Text Block]
The table in the FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section is amended to include the following new Investment Options:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Income Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	American Century Investments® VP Balanced Fund - Class I(1)	0.77%	-17.27%	4.43%	6.64%	2
U.S. Equity	American Century Investments® VP Disciplined Core Value Fund - Class I	0.71%	-12.74%	6.85%	10.63%	4
International Equity	American Century Investments® VP International Fund - Class I(1)	1.09%	-24.75%	2.32%	4.95%	4
U.S. Equity	American Century Investments® VP Ultra® Fund – Class I(1)	0.75%	-32.38%	11.10%	14.12%	4
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
Allocation	Janus Henderson VIT Balanced Portfolio – Service Shares	0.86%	-16.62%	6.42%	8.16%	2
U.S. Equity	Janus Henderson VIT Forty Portfolio – Service Shares	0.80%	-33.73%	9.48%	12.72%	3
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio – Service Shares	0.97%	-37.12%	10.28%	15.34%	4
International Equity	Janus Henderson VIT Overseas Portfolio – Service Shares	1.14%	-8.84%	5.20%	3.72%	4
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Shares	0.96%	-16.15%	9.35%	13.10%	3
U.S. Equity	MFS® VIT Growth Series – Service Class(1)	0.99%	-31.80%	9.30%	12.77%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio – Service Class(1)	1.08%	-17.48%	9.26%	12.33%	3
International Equity	MFS® VIT II International Growth Portfolio – Service Class(1)	1.13%	-15.18%	4.24%	6.03%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio – Service Class(1)	1.15%	-23.75%	2.77%	7.56%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio – Service Class(1)	0.98%	-19.45%	11.67%	13.01%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio – Service Class(1)	1.21%	-17.80%	2.43%	4.42%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio – Service Class(1)	0.79%	-18.56%	5.14%	10.21%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio – Service Class(1)	1.17%	-27.14%	3.23%	5.65%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio – Service Class(1)	1.04%	-9.00%	7.32%	10.59%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series – Service Class(1)	1.05%	-28.79%	9.03%	12.25%	4
U.S. Equity	MFS® VIT New Discovery Series – Service Class(1)	1.12%	-29.99%	7.53%	9.71%	4
Allocation	MFS® VIT Total Return Series – Service Class(1)	0.86%	-9.84%	4.91%	7.07%	3
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

(2)            If you have purchased the SecurePay Income rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase in order for you to remain eligible for benefits under the SecurePay Income rider (unless you are fully invested in a Pre-selected Allocation Option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY INCOME RIDER” in the Prospectus.

Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

Portfolio Companies [Table Text Block]

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)			SecurePay Income Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
Allocation	American Century Investments® VP Balanced Fund - Class I(1)	0.77%	-17.27%	4.43%	6.64%	2
U.S. Equity	American Century Investments® VP Disciplined Core Value Fund - Class I	0.71%	-12.74%	6.85%	10.63%	4
International Equity	American Century Investments® VP International Fund - Class I(1)	1.09%	-24.75%	2.32%	4.95%	4
U.S. Equity	American Century Investments® VP Ultra® Fund – Class I(1)	0.75%	-32.38%	11.10%	14.12%	4
U.S. Equity	BlackRock Advantage SMID Cap V.I. Fund – Class III(1)	0.80%	-16.68%	6.30%	10.25%	3
U.S. Equity	Goldman Sachs VIT Mid Cap Value Fund – Service Class(1)	1.09%	-10.23%	8.23%	9.74%	3
U.S. Equity	Invesco® V.I. Main Street Mid Cap Fund® – Series II	1.18%	-14.45%	4.82%	7.72%	3
Allocation	Janus Henderson VIT Balanced Portfolio – Service Shares	0.86%	-16.62%	6.42%	8.16%	2
U.S. Equity	Janus Henderson VIT Forty Portfolio – Service Shares	0.80%	-33.73%	9.48%	12.72%	3
Sector Equity	Janus Henderson VIT Global Technology and Innovation Portfolio – Service Shares	0.97%	-37.12%	10.28%	15.34%	4
International Equity	Janus Henderson VIT Overseas Portfolio – Service Shares	1.14%	-8.84%	5.20%	3.72%	4
U.S. Equity	Janus Henderson VIT Enterprise Portfolio – Service Shares	0.96%	-16.15%	9.35%	13.10%	3
U.S. Equity	MFS® VIT Growth Series – Service Class(1)	0.99%	-31.80%	9.30%	12.77%	3
U.S. Equity	MFS® VIT II Core Equity Portfolio – Service Class(1)	1.08%	-17.48%	9.26%	12.33%	3
International Equity	MFS® VIT II International Growth Portfolio – Service Class(1)	1.13%	-15.18%	4.24%	6.03%	3
International Equity	MFS® VIT II International Intrinsic Value Portfolio – Service Class(1)	1.15%	-23.75%	2.77%	7.56%	3
U.S. Equity	MFS® VIT II Massachusetts Investors Growth Stock Portfolio – Service Class(1)	0.98%	-19.45%	11.67%	13.01%	3
Foreign Large Blend	MFS® VIT II Research International Portfolio – Service Class(1)	1.21%	-17.80%	2.43%	4.42%	4
U.S. Equity	MFS® VIT III Blended Research® Small Cap Equity Portfolio – Service Class(1)	0.79%	-18.56%	5.14%	10.21%	4
Global Real Estate	MFS® VIT III Global Real Estate Portfolio – Service Class(1)	1.17%	-27.14%	3.23%	5.65%	4
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio – Service Class(1)	1.04%	-9.00%	7.32%	10.59%	4
Mid-Cap Growth	MFS® VIT Mid Cap Growth Series – Service Class(1)	1.05%	-28.79%	9.03%	12.25%	4
U.S. Equity	MFS® VIT New Discovery Series – Service Class(1)	1.12%	-29.99%	7.53%	9.71%	4
Allocation	MFS® VIT Total Return Series – Service Class(1)	0.86%	-9.84%	4.91%	7.07%	3
U.S. Equity	T. Rowe Price® Mid-Cap Growth Portfolio – Class II(1)	1.09%	-22.75%	6.94%	11.68%	3

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(2)            If you have purchased the SecurePay Income rider, you must allocate your Purchase Payments and Contract Value in accordance with the Allocation Guidelines and Restrictions that we have established. The following table specifies the minimum and maximum percentages of your Contract Value that must be allocated to each of the four Investment Categories during the rider accumulation phase in order for you to remain eligible for benefits under the SecurePay Income rider (unless you are fully invested in a Pre-selected Allocation Option). You can select the percentage of Contract Value to allocate to individual Funds within each group, but the total investment for all Funds in a group must comply with the specified minimum and maximum percentages for that group. See “ALLOCATION GUIDELINES AND RESTRICTIONS FOR SECUREPAY INCOME RIDER” in the Prospectus.
Investment Category	Minimum Allocation	Maximum Allocation
1	10%	100%
2	0%	90%
3	0%	40%
4	Not Permitted	Not Permitted

Temporary Fee Reductions, Current Expenses [Text Block]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.

American Century Investments® VP Balanced Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Balanced Fund - Class I	[1]
Current Expenses [Percent]	0.77%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.27%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.43%	[1]
Average Annual Total Returns, 10 Years [Percent]	6.64%	[1]
American Century Investments® VP Disciplined Core Value Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Disciplined Core Value Fund - Class I	[1]
Current Expenses [Percent]	0.71%	[1]
Average Annual Total Returns, 1 Year [Percent]	(12.74%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.85%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.63%	[1]
American Century Investments® VP International Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP International Fund - Class I	[1]
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(24.75%)	[1]
Average Annual Total Returns, 5 Years [Percent]	2.32%	[1]
Average Annual Total Returns, 10 Years [Percent]	4.95%	[1]
American Century Investments® VP Ultra® Fund – Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century Investments® VP Ultra® Fund – Class I	[1]
Current Expenses [Percent]	0.75%	[1]
Average Annual Total Returns, 1 Year [Percent]	(32.38%)	[1]
Average Annual Total Returns, 5 Years [Percent]	11.10%	[1]
Average Annual Total Returns, 10 Years [Percent]	14.12%	[1]
BlackRock Advantage SMID Cap V.I. Fund – Class III [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Advantage SMID Cap V.I. Fund – Class III	[1]
Current Expenses [Percent]	0.80%	[1]
Average Annual Total Returns, 1 Year [Percent]	(16.68%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.30%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.25%	[1]
Goldman Sachs VIT Mid Cap Value Fund – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Mid Cap Value Fund – Service Class	[1]
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(10.23%)	[1]
Average Annual Total Returns, 5 Years [Percent]	8.23%	[1]
Average Annual Total Returns, 10 Years [Percent]	9.74%	[1]
Invesco® V.I. Main Street Mid Cap Fund® – Series II [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco® V.I. Main Street Mid Cap Fund® – Series II
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(14.45%)
Average Annual Total Returns, 5 Years [Percent]	4.82%
Average Annual Total Returns, 10 Years [Percent]	7.72%
Janus Henderson VIT Balanced Portfolio – Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Portfolio – Service Shares
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(16.62%)
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	8.16%
Janus Henderson VIT Enterprise Portfolio – Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Enterprise Portfolio – Service Shares
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.15%)
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	13.10%
Janus Henderson VIT Forty Portfolio – Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty Portfolio – Service Shares
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(33.73%)
Average Annual Total Returns, 5 Years [Percent]	9.48%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Janus Henderson VIT Global Technology and Innovation Portfolio – Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Technology and Innovation Portfolio – Service Shares
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(37.12%)
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	15.34%
Janus Henderson VIT Overseas Portfolio – Service Shares [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas Portfolio – Service Shares
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
MFS® VIT Growth Series – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series – Service Class	[1]
Current Expenses [Percent]	0.99%	[1]
Average Annual Total Returns, 1 Year [Percent]	(31.80%)	[1]
Average Annual Total Returns, 5 Years [Percent]	9.30%	[1]
Average Annual Total Returns, 10 Years [Percent]	12.77%	[1]
MFS® VIT II Core Equity Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Core Equity Portfolio – Service Class	[1]
Current Expenses [Percent]	1.08%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.48%)	[1]
Average Annual Total Returns, 5 Years [Percent]	9.26%	[1]
Average Annual Total Returns, 10 Years [Percent]	12.33%	[1]
MFS® VIT III Blended Research® Small Cap Equity Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Blended Research® Small Cap Equity Portfolio – Service Class	[1]
Current Expenses [Percent]	0.79%	[1]
Average Annual Total Returns, 1 Year [Percent]	(18.56%)	[1]
Average Annual Total Returns, 5 Years [Percent]	5.14%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.21%	[1]
MFS® VIT III Global Real Estate Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Global Real Estate Portfolio – Service Class	[1]
Current Expenses [Percent]	1.17%	[1]
Average Annual Total Returns, 1 Year [Percent]	(27.14%)	[1]
Average Annual Total Returns, 5 Years [Percent]	3.23%	[1]
Average Annual Total Returns, 10 Years [Percent]	5.65%	[1]
MFS® VIT III Mid Cap Value Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio – Service Class	[1]
Current Expenses [Percent]	1.04%	[1]
Average Annual Total Returns, 1 Year [Percent]	(9.00%)	[1]
Average Annual Total Returns, 5 Years [Percent]	7.32%	[1]
Average Annual Total Returns, 10 Years [Percent]	10.59%	[1]
MFS® VIT II International Growth Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Growth Portfolio – Service Class	[1]
Current Expenses [Percent]	1.13%	[1]
Average Annual Total Returns, 1 Year [Percent]	(15.18%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.24%	[1]
Average Annual Total Returns, 10 Years [Percent]	6.03%	[1]
MFS® VIT II International Intrinsic Value Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II International Intrinsic Value Portfolio – Service Class	[1]
Current Expenses [Percent]	1.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	(23.75%)	[1]
Average Annual Total Returns, 5 Years [Percent]	2.77%	[1]
Average Annual Total Returns, 10 Years [Percent]	7.56%	[1]
MFS® VIT II Massachusetts Investors Growth Stock Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Massachusetts Investors Growth Stock Portfolio – Service Class	[1]
Current Expenses [Percent]	0.98%	[1]
Average Annual Total Returns, 1 Year [Percent]	(19.45%)	[1]
Average Annual Total Returns, 5 Years [Percent]	11.67%	[1]
Average Annual Total Returns, 10 Years [Percent]	13.01%	[1]
MFS® VIT II Research International Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT II Research International Portfolio – Service Class	[1]
Current Expenses [Percent]	1.21%	[1]
Average Annual Total Returns, 1 Year [Percent]	(17.80%)	[1]
Average Annual Total Returns, 5 Years [Percent]	2.43%	[1]
Average Annual Total Returns, 10 Years [Percent]	4.42%	[1]
MFS® VIT Mid Cap Growth Series – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Mid Cap Growth Series – Service Class	[1]
Current Expenses [Percent]	1.05%	[1]
Average Annual Total Returns, 1 Year [Percent]	(28.79%)	[1]
Average Annual Total Returns, 5 Years [Percent]	9.03%	[1]
Average Annual Total Returns, 10 Years [Percent]	12.25%	[1]
MFS® VIT New Discovery Series – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT New Discovery Series – Service Class	[1]
Current Expenses [Percent]	1.12%	[1]
Average Annual Total Returns, 1 Year [Percent]	(29.99%)	[1]
Average Annual Total Returns, 5 Years [Percent]	7.53%	[1]
Average Annual Total Returns, 10 Years [Percent]	9.71%	[1]
MFS® VIT Total Return Series – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series – Service Class	[1]
Current Expenses [Percent]	0.86%	[1]
Average Annual Total Returns, 1 Year [Percent]	(9.84%)	[1]
Average Annual Total Returns, 5 Years [Percent]	4.91%	[1]
Average Annual Total Returns, 10 Years [Percent]	7.07%	[1]
T. Rowe Price® Mid-Cap Growth Portfolio – Class II [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price® Mid-Cap Growth Portfolio – Class II	[1]
Current Expenses [Percent]	1.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	(22.75%)	[1]
Average Annual Total Returns, 5 Years [Percent]	6.94%	[1]
Average Annual Total Returns, 10 Years [Percent]	11.68%	[1]

[1]
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.